NEW RIVER FUNDS

New River Core Equity Fund

New River Core Fixed Income Fund

New River Small Cap Fund

Supplement dated June 30, 2004 (effective at the close of business)

To the Combined Prospectus Dated October 1, 2003

and the Combined Statement of Additional Information Dated October 1, 2003

The following supersedes any contrary information contained in the Combined Prospectus dated October 1, 2003 and the Combined Statement of Additional Information dated October 1, 2003 for the New River Core Equity Fund, New River Core Fixed Income Fund and New River Small Cap Fund.

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The New River Core Fixed Income Fund is closed to new investors effective July 1, 2004.

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Reference is made to the Prospectus section entitled “Annual Fund Operating Expenses” located on page 8 of the Prospectus.  The pertinent information in the table is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)
	Core Equity Fund	Core Fixed Income Fund	Small Cap Fund
Management Fee	0.80%	0.60%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses(2)	5.28%	5.73%	10.83%
Total Annual Fund Operating Expenses	6.33%	6.58%	12.08%
Less: Expense Waiver/Reimbursement****	(5.03)%	(4.98)%	(10.58)%
Net Expenses(3)	1.30%	1.60%	1.50%

 (1)

The Fund charges a fee of 2.00% on redemptions of shares held for less than 6 months. You may be charged a $10.00 fee for wire redemptions.  A redemption fee will not apply to shares involuntarily redeemed.  You will be assessed fees for outgoing wire transfers and returned checks.

(2)

These expenses, which include custodian, transfer agency, shareholder servicing and other customary fund expenses, are based on estimated amounts for the Funds’ current fiscal year.

(3)

Effective July 1, 2004, the Manager has agreed contractually to waive its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2005 such that the net annual operating expenses of the Core Equity Fund, Core Fixed Income Fund and Small Cap Fund will not exceed 1.30%, 1.60% and 1.50%, respectively, of average daily net assets, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  On October 1, 2003, the date the Funds were first publicly offered, the Manager had agreed contractually to waive its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, such that the net annual operating expenses of the Core Equity Fund, Core Fixed Income Fund and Small Cap Fund did not exceed 1.80%, 1.60% and 2.00% from the inception date to June 30, 2004, respectively, of average daily net assets subject to possible recoupment as described above.   Therefore, at fiscal year end, total expenses will be impacted by both of these expense limitation agreements.

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Reference is made to the following section under “Fee Examples” located on page 9 of the Prospectus.  The pertinent information in the table is deleted and replaced with the following:

Please note that the 1 Year example and the first and second years of the 3 Year example below reflect the effect of both of the manager’s expense limitation agreements as stated in footnote 3 to the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Core Equity Fund	$ 170	$ 981
Core Fixed Income Fund	$ 163	$1,029
Small Cap Fund	$ 191	$1,592

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Reference is made to the section entitled “Sub-Advisers” located on page 10 of the Prospectus.  The following information supersedes any contrary information:

Effective July 1, 2004, each sub-adviser will be compensated in an amount equal to 40% of the management fee received by the Manager.

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